Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Old Xanadu Convertible Preferred Shares Previously Reported Preferred Shares	Old Xanadu Convertible Preferred Shares Retroactive Application of Recapitalization Preferred Shares	Old Xanadu Convertible Preferred Shares Retroactive Application of Recapitalization Preferred Shares		Old Xanadu Convertible Preferred Shares Preferred Shares		Old Xanadu Common Shares Previously Reported Common Shares	Old Xanadu Common Shares Retroactive Application of Recapitalization Common Shares	Old Xanadu Common Shares Retroactive Application of Recapitalization Common Shares		Old Xanadu Common Shares Common Shares		(Class A & B) Previously Reported Common Shares	(Class A & B) Retroactive Application of Recapitalization Common Shares	(Class A & B) Retroactive Application of Recapitalization Common Shares		(Class A & B) Common Shares	Previously Reported Common Shares	Previously Reported Total share Capital	Previously Reported Deficit	Previously Reported Additional paid-in Capital	Previously Reported Accumulated other comprehensive income (loss)	Previously Reported	Retroactive Application of Recapitalization Total share Capital	Retroactive Application of Recapitalization Deficit	Retroactive Application of Recapitalization Additional paid-in Capital	Retroactive Application of Recapitalization Accumulated other comprehensive income (loss)	Retroactive Application of Recapitalization	Retroactive Application of Recapitalization Total share Capital		Retroactive Application of Recapitalization Deficit		Retroactive Application of Recapitalization Additional paid-in Capital		Retroactive Application of Recapitalization Accumulated other comprehensive income (loss)		Retroactive Application of Recapitalization		Common Shares	Total share Capital		Deficit		Additional paid-in Capital		Accumulated other comprehensive income (loss)		Total
Balance at Dec. 31, 2024		$ 213,002				$ 213,002	[1]	$ 7,399				$ 7,399	[1]					[1]		$ 220,401	$ (135,636)	$ 5,937	$ (3,207)	$ 87,495																	$ 220,401	[1]	$ (135,636)	[1]	$ 5,937	[1]	$ (3,207)	[1]	$ 87,495	[1]
Balance (in Shares) at Dec. 31, 2024		17,718,491		182,211,578		199,930,069	[1]	4,924,563		50,642,709		55,567,272	[1]					[1]
Loss for the period																																											(12,205)						(12,205)
Stock-based compensation																																													864				864
Exercise of stock options												$ 76																													76				(22)				54
Exercise of stock options (in Shares)												137,683
Cumulative translation adjustment, net of tax																																															63		63
Balance at Mar. 31, 2025						$ 213,002						$ 7,475																													220,477		(147,841)		6,779		(3,144)		76,271
Balance (in Shares) at Mar. 31, 2025						199,930,069						55,704,955
Balance at Dec. 31, 2024		$ 213,002				$ 213,002	[1]	$ 7,399				$ 7,399	[1]					[1]		220,401	(135,636)	$ 5,937	$ (3,207)	87,495																	220,401	[1]	(135,636)	[1]	5,937	[1]	(3,207)	[1]	87,495	[1]
Balance (in Shares) at Dec. 31, 2024		17,718,491		182,211,578		199,930,069	[1]	4,924,563		50,642,709		55,567,272	[1]					[1]
Balance at Dec. 31, 2025				$ 213,002	[2]	$ 213,002				$ 7,585	[2]	$ 7,585					[2]				(12)			(12)						220,587	[2]	(206,303)	[2]	10,151	[2]	9	[2]	24,444	[2]		220,587		(206,303)		10,151		9		24,444
Balance (in Shares) at Dec. 31, 2025			182,211,578	199,930,069	[2]	17,718,491			51,005,076	55,964,876	[2]	4,959,800					[2]		1
Balance at Oct. 01, 2025
Balance (in Shares) at Oct. 01, 2025																																								1
Loss for the period																																											(12)						(12)
Balance at Dec. 31, 2025				$ 213,002	[2]	$ 213,002				$ 7,585	[2]	$ 7,585					[2]				$ (12)			$ (12)						220,587	[2]	(206,303)	[2]	10,151	[2]	9	[2]	24,444	[2]		$ 220,587		$ (206,303)		10,151		$ 9		24,444
Balance (in Shares) at Dec. 31, 2025			182,211,578	199,930,069	[2]	17,718,491			51,005,076	55,964,876	[2]	4,959,800					[2]		1
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock (2)				$ (213,002)	[3]	$ (213,002)				$ (7,585)	[3]	$ (7,585)				$ 220,587	[3]														[3]		[3]		[3]		[3]		[3]
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock (2) (in Shares)				(199,930,069)	[3]	(199,930,069)				(55,964,876)	[3]	(55,964,876)				255,894,945	[3]
Loss for the period																																(20,604)						(20,604)											(20,604)
Stock-based compensation																																		1,439				1,439
Exercise of stock options																$ 1,181														1,181				(647)				534		1,181
Exercise of stock options (in Shares)																1,789,955
Reverse Recapitalization and PIPE transaction, net of transaction costs (3)	[4]															$ 265,006														265,006		(1,407)						263,599
Reverse Recapitalization and PIPE transaction, net of transaction costs (3) (in Shares)	[4]															40,308,937
Earn-out share liability at Closing of Reverse Recapitalization																$ (9,997)														(9,997)						0		(9,997)
Conversion of Warrant Liabilities to Equity																																		2,769				2,769							$ 2,769
Exercise of Warrants																$ 1,397														1,397				(1,397)						$ 1,397
Exercise of Warrants (in Shares)																517,527
Cumulative translation adjustment, net of tax																																		10		(217)		(207)
Balance at Mar. 31, 2026																$ 478,174														$ 478,174		$ (228,314)		$ 12,325		$ (208)		$ 261,977											$ 261,977
Balance (in Shares) at Mar. 31, 2026																298,511,364

[1]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[3]	Refer to Note 3 for additional information on the preferred and common stock exchange.
[4]	Common shares includes 1,100,000 earn-out shares (the “Earn-out Shares”) issued and outstanding, but subject to forfeiture. These earn-out shares were classified within liabilities on the consolidated balance sheets as of March 31, 2026. Refer to Note 3 for additional information.